Financial Instruments / Risk Management - Schedule of Sensitivity Changes in Exchange Rate (Details) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Financial Instruments [Line Items]
Impact on loss	SFr (4,664)	SFr 49	SFr (193)
+5% USD
Disclosure Of Financial Instruments [Line Items]
Net exposure in CHF	21,667	9,577
Impact on loss	1,083	479
-5% USD
Disclosure Of Financial Instruments [Line Items]
Net exposure in CHF	21,667	9,577
Impact on loss	(1,083)	(479)
+5% EUR
Disclosure Of Financial Instruments [Line Items]
Net exposure in CHF	4,049	2,176
Impact on loss	202	109
-5% EUR
Disclosure Of Financial Instruments [Line Items]
Net exposure in CHF	4,049	2,176
Impact on loss	SFr (202)	SFr (109)